September 20, 2005
Mark S. Webb
Mail Stop 4561
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Residential Capital Corporation Registration Statement on Form S-4 (File No. 333-126640) Registration Statement on Form 10 (File No. 000-51438)
Dear Mr. Webb:
This letter responds to the Staff’s comment letter dated September 16, 2005 (the “Staff’s Letter”), addressed to me, relating to the above-referenced filings of Residential Capital Corporation (“ResCap”). ResCap’s responses to the Staff’s comments on the referenced filings are set forth below. Numbered responses below correspond to the numbering of the comments in the Staff’s Letter. ResCap is contemporaneously filing an amended Form S-4 and Form 10.
1. As previously requested, please provide the staff with the representations in the Shearman & Sterling no-action letter from Residential Capital. The transmittal letter accompanying the initial letter contained the representations form the Morgan Stanley letter.
As one or more broker-dealer(s) may participate in the exchange offer that is the subject of the above referenced registration statement on Form S-4 with respect to original notes acquired for its own account as a result of market-making activities or other trading activities, ResCap represents that:
(1)	neither it nor any of its affiliates have entered into any arrangements with any broker-dealer to distribute the registered notes; and

(2)	it:
(i)	will make each person participating in the Exchange Offer aware (through the prospectus constituting part of the Registration Statement) that any broker-dealer that holds original notes acquired for its own account as a result of market-making activities or other trading activities, and that receives registered notes in exchange for such original notes pursuant to
RESIDENTIAL CAPITAL CORPORATION
8400 Normandale Lake Blvd., Suite 250
Minneapolis, MN 55437
n: 952.857.7000
w: www.rescapholdings.com

September 20, 2005

the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act, which contains a plan of distribution with respect to resales of registered notes, in connection with any such resale; and

(ii)	will include in the letter of transmittal to be executed by an exchange offeree in order to participate in the exchange offer the following additional provision: if the exchange offeree is a broker-dealer holding original notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of registered notes received in respect of such original notes pursuant to the exchange offer. The letter of transmittal may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.
2. The legal opinion assumes legal conclusions involving Nevada, Michigan and Pennsylvania law. Either delete the next-to-last paragraph in your opinion, or file the local opinions that you are relying on.
     The next-to-last paragraph of the opinion has been removed as requested.
     If you have any questions regarding the foregoing or if you require any additional information, please feel free to contact me at (952) 857-6355 or Philip Niehoff of Mayer, Brown, Rowe & Maw LLP at (312) 701-7843.

Sincerely,
/s/ David A. Marple

David A. Marple General Counsel Residential Capital Corporation

cc: Philip J. Niehoff